RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Account receivables - related party		$ 1,906,101
Fujian Zhongqing Shoulashou Educational Technical Ltd
Related Party Transaction [Line Items]
Account receivables - related party		$ 1,906,101